Advances to suppliers net	12 Months Ended
Sep. 30, 2024
Advances to suppliers net
Advances to suppliers, net

Note 5 – Advances to suppliers, net

Advances to suppliers represent prepayments made to ensure continuous high-quality supply and favorable purchase prices. Advances to suppliers consisted of the following:

	September 30,	September 30,
	2024	2023

Advances for raw materials purchase	$28,400,856	$39,098,283
Less: allowance for doubtful accounts	(1,912,362)	(54,217)
Advances to suppliers, net	$26,488,494	$39,044,066

The movement of allowance for doubtful accounts was as follows:

	September 30,	September 30,
	2024	2023

Balance as of beginning of year	$54,217	$261,518
Addition	1,807,897	-
Reversal	-	(207,668)
Translation adjustments	50,248	367
Balance as of end of year	$1,912,362	$54,217